Prepaid Expenses - Additional Information (Detail) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure Prepaid Expenses And Other Assets Details [Line Items]
Prepaid expenses		$ 97,817	$ 10,000
Board Members and Officers [Member]
Disclosure Prepaid Expenses And Other Assets Details [Line Items]
Prepaid expenses	$ 43,723
Board Members and Officers [Member] | Insurance Premiums [Member]
Disclosure Prepaid Expenses And Other Assets Details [Line Items]
Prepaid expenses	40,000	40,000
Proposed S-1 Offering [Member] | Professional Fees [Member]
Disclosure Prepaid Expenses And Other Assets Details [Line Items]
Prepaid expenses		$ 60,000
Potential S-1 Offering [Member] | Professional Fees [Member]
Disclosure Prepaid Expenses And Other Assets Details [Line Items]
Prepaid expenses	$ 60,000